Nature of Operations and Summary of Significant Accounting Policies (Detail Textuals)	1 Months Ended	12 Months Ended
	Aug. 31, 2007 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Minority offering	47.00%
Number of common stock issued | shares	1,785,000	1,941,688
Offering price (in dollars per share) | $ / shares	$ 10
Proceeds from stock conversion and offering	$ 7,400,000	$ 8,990,000
Conversion ratio on shares outstanding		1.0884
Loan servicing rights		$ 118,565,000	$ 85,858,000
Proceeds from MSR		804,000	561,000
Amortization of MSR		25,000	32,000
Capitalization Of MSR		$ 268,000	$ 227,000
Mutual Holding Company
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Number of common stock issued | shares	946,050
Ownership percentage	53.00%
Fairport Savings Bank
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Number of common stock issued | shares		1,034,649
Offering price (in dollars per share) | $ / shares		$ 10.00
Proceeds from stock conversion and offering		$ 8,900,000
Gross proceeds from common stock issued		10,300,000
Conversion related expenses		$ 1,400,000
Number of shares received | shares		1.0884
Conversion ratio on shares outstanding		1.0884
Employee Stock Ownership Plan
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Number of common stock issued | shares	69,972
Shares To Other Than Esop
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Number of common stock issued | shares	838,950